Share capital and Contributed Surplus - (B) Warrants (C) Contributed Surplus (Narrative) (Details)	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 CAD ($) $ / shares	May 31, 2020 CAD ($)	Mar. 31, 2020 CAD ($)	Sep. 30, 2020 CAD ($) share $ / shares shares	Sep. 30, 2022 CAD ($) share $ / shares shares	Sep. 30, 2021 CAD ($) share $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2019 CAD ($) share	Mar. 31, 2022 shares
Disclosure of classes of share capital [line items]
Description of warrants exercise					the warrant holder must exercise 70 warrants to receive one common share.
Cash commission				$ 164,716	$ 33,880	$ 606,622		$ 0
Number of share options granted | share				29,357	9,500	52,988		0
Estimated life				4 years 1 month 24 days	3 years 5 months 23 days
Expected volatility				67.71%	90.48%	76.46%	67.71%
Risk-free interest rate				0.65%	2.04%	0.35%	65.00%
Share issue related cost		$ 58,065	$ 45,283	$ 699,886	$ 33,880	$ 606,622
Number of compensation options exercised | shares						2,459
Gross proceeds from option exercises						$ 215,148
Number of options outstanding | shares						837
Description of maximum term of options granted				five years
Stock options available for grant under the plan | shares				30,113			30,113
Weighted average exercise price of share options granted | $ / shares				$ 45.5	$ 69.59	$ 104.3
Weighted average vesting period of options				10 months 13 days	10 months 17 days	1 year 9 months 25 days
Weighted-average fair value of stock options | $ / shares				$ 16.1	$ 38.21	$ 50.4
Number of options with accelerated vesting | shares						5,507
Number of options with accelerated cancellation | shares						3,571
Additional stock based compensation charges						$ 65,813
Number of other equity instruments granted | share					28,668	21,412
Shared-based compensation expense				$ 283,084	$ 1,960,072	$ 2,462,207		$ 0
April 2021 Offering [Member]
Disclosure of classes of share capital [line items]
Cash commission	$ 288,405
Number of share options granted	3,296
Exercise price, share options granted | $ / shares	$ 87.5
Option exercisable term	two years
Description of stock option warrants exercise	Each Compensation Option Warrant is exercisable to acquire 1/70 of a Common Share (a "Compensation Option Warrant Share") at a price of $1.75 per Compensation Option Warrant Share (70 Compensation Option Warrant for one Compensation Option Warrant Share) for a period of 24 months from the closing of the Offering.
Fair value per compensation option | $ / shares	$ 77
Estimated life	2 years
Underlying stock price | $ / shares	$ 90.3
Exercise price of outstanding share options | $ / shares	$ 87.5
Expected volatility	80.00%
Risk-free interest rate	0.31%
Expected discount rate	0.00%
Share issue related cost	$ 233,057
Long-Term Incentive Plan [Member]
Disclosure of classes of share capital [line items]
Maximum number of common shares issuable under plan | shares									60,382
Stock options available for grant under the plan | shares					19,833
Number of share units available for grant under plan | shares					27,503
Restricted share units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					10,726	16,412
Weighted-average grant date fair value					$ 43.5	$ 105.7
Weighted average vesting period of other equity instruments					2 months 4 days	8 months 8 days
Performance stock units [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					17,942	2,857
Weighted-average grant date fair value					$ 126.7	$ 105
Weighted average vesting period of other equity instruments						4 months 24 days
Share appreciation rights [Member]
Disclosure of classes of share capital [line items]
Number of other equity instruments granted | share					514	2,143
Weighted average exercise price of other equity instruments granted | $ / shares					$ 126.7	$ 115.5